Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

October 22, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Alpha Architect ETF Trust (the "Trust")
File No.: 333-240244
Gadsden Dynamic Multi-Asset ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Gadsden Dynamic Multi-Asset ETF, hereby certifies that the form of the Combined Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the Pre-Effective Amendment to the Trust's Registration Statement on Form N 14 previously filed.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino
Michael T. Pellegrino
Member, Pellegrino, LLC
Legal counsel to the Alpha Architect ETF Trust